First Trust Core Investment Grade ETF Investment Strategy - First Trust Core Investment Grade ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout. The Fund’s Investment Portfolio may also include derivatives that utilize investment grade securities as the reference asset or derivatives which the Fund's investment advisor determines to be of comparable quality, money market funds or exchange-traded funds ("ETFs") that invest substantially all of their assets in investment grade securities. In the case of a split rating on a security between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. If, subsequent to purchase by the Fund, a security held by the Fund experiences a decline in credit quality and falls below investment grade, the Fund may continue to hold the security and it will not cause the Fund to violate the 100% in investment grade securities policy. The Fund’s Investment Portfolio is composed of securities issued by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including sovereign debt securities and issuers with significant ties to emerging market countries; municipal bonds; and collateralized loan obligations ("CLOs"). Such investments may be structured as fixed or floating rate securities. The investment advisor seeks to maximize long-term total return by investing in a portfolio of investment grade securities. The investment advisor determines which investments to buy and sell by employing a relative value approach, pursuant to which it judges each security's risk-versus-reward characteristics against other securities, that opportunistically allocates the Fund’s investments across all investment grade securities. At the core of its investment process, the investment advisor utilizes quantitative and qualitative methods to assess macroeconomic and sector specific risks and opportunities. The investment advisor seeks to deliver superior risk-adjusted returns by utilizing an active and value-oriented approach to duration, yield curve, sector and security specific risk allocations. Under normal market conditions, the Fund seeks to construct a portfolio that has a weighted average duration of +/- two years of the weighted average duration of the Bloomberg U.S. Aggregate Bond Index. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s investment advisor will utilize third-party models. The Fund may utilize exchange-traded futures contracts and options contracts, and well as over-the-counter traded derivatives including forwards, options and swaps. The Fund's use of derivatives will be used to: manage risks, serve as a substitute for a position in an underlying asset, reduce transaction costs, maintain full market exposure to manage cash flows and/or to preserve capital. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. The Fund may also invest in cash or cash equivalents and securities issued on a when-issued, TBA, delayed delivery or forward commitment basis. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).